OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2017	2018
	RMB	RMB
Prepayments for land use right	—	12,329,652
Others*	626,605	4,475,822

Other non-current assets	626,605	16,805,474
*	Others mainly include prepayments for equipment and intangible assets.